Business Segment Data - Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales									$ 894,967	$ 571,948	$ 393,631
Other revenues									4,378	3,075	3,237
Total revenues	226,460	245,493	236,564	190,828	152,282	153,515	147,045	122,181	899,345	575,023	396,868
Costs and expenses:
Lease operating									161,303	113,640	103,754
Pipeline operating									2,068	1,835	2,114
Exploration									16,603	2,356	9,800
Production and ad valorem taxes									45,751	27,146	23,624
Depreciation, depletion, and amortization									314,193	184,717	138,672
Impairment of proved oil and natural gas properties									432,116	6,600	28,871
Incentive unit compensation expense									943,949	43,279	9,510
General and administrative									87,673	82,079	59,677
Accretion of asset retirement obligations									6,306	5,581	5,009
(Gain) loss on commodity derivative instruments									(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties									3,057	(85,621)	(9,761)
Other, net									(12)	649	502
Total costs and expenses									1,263,019	352,967	336,867
Operating income (loss)	444,776	174,201	(993,256)	10,605	4,411	117,797	90,327	9,521	(363,674)	222,056	60,001
Other income (expense):
Interest expense, net									(133,833)	(69,250)	(33,238)
Amortization of investment premium									0	0	(194)
Loss on extinguishment of debt									(37,248)	0	0
Earnings from equity investments										(784)	4,184
Other, net									(337)	145	535
Total other income (expense)									(171,418)	(69,105)	(32,897)
Income (loss) before income taxes									(535,092)	152,951	27,104
Income tax benefit (expense)									(100,971)	(1,619)	(107)
Net income (loss)									(636,063)	151,332	26,997
Operating Segments [Member]
Costs and expenses:
Exploration									16,603	2,356	9,800
Depreciation, depletion, and amortization									310,321	184,312	138,672
Impairment of proved oil and natural gas properties									432,116	56,889	28,871
Accretion of asset retirement obligations									6,306	5,581	5,009
(Gain) loss on commodity derivative instruments									(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties									3,057	(85,621)	(9,761)
Other income (expense):
Interest expense, net									(133,833)	(69,250)	(33,238)
Amortization of investment premium											(194)
Loss on extinguishment of debt									(37,248)
Income tax benefit (expense)									(100,971)	(1,619)	(107)
Other, Adjustments & Eliminations [Member]
Revenues:
Oil & natural gas sales											(9)
Other revenues									(46)	(151)	(360)
Total revenues									(46)	(151)	(369)
Costs and expenses:
Lease operating									(46)	(259)	(800)
Depreciation, depletion, and amortization									3,872	405
Impairment of proved oil and natural gas properties										(50,289)
General and administrative										105	431
Total costs and expenses									3,826	(50,038)	(369)
Operating income (loss)									(3,872)	49,887
Other income (expense):
Earnings from equity investments									12,656	(1,066)	(4,880)
Total other income (expense)									12,656	(1,066)	(4,880)
Income (loss) before income taxes									8,784	48,821	(4,880)
Net income (loss)									8,784	48,821	(4,880)
MRD [Member] | Operating Segments [Member]
Revenues:
Oil & natural gas sales									404,718	230,751	138,032
Other revenues									568	807	782
Total revenues									405,286	231,558	138,814
Costs and expenses:
Lease operating									26,695	25,006	24,438
Exploration									15,813	1,226	7,337
Production and ad valorem taxes									14,150	9,362	7,576
Depreciation, depletion, and amortization									154,917	87,043	62,636
Impairment of proved oil and natural gas properties									24,576	2,527	18,339
Incentive unit compensation expense									943,949	43,279	9,510
General and administrative									42,054	38,479	28,904
Accretion of asset retirement obligations									688	728	632
(Gain) loss on commodity derivative instruments									(257,734)	(3,013)	(13,488)
(Gain) loss on sale of properties									3,057	(82,773)	(2)
Other, net										2	364
Total costs and expenses									968,165	121,866	146,246
Operating income (loss)									(562,879)	109,692	(7,432)
Other income (expense):
Interest expense, net									(50,283)	(27,349)	(12,802)
Loss on extinguishment of debt									(37,248)
Earnings from equity investments									(12,656)	1,066	4,880
Other, net									(10)	145	535
Total other income (expense)									(100,197)	(26,138)	(7,387)
Income (loss) before income taxes									(663,076)	83,554	(14,819)
Income tax benefit (expense)									(99,850)	(1,311)	178
Net income (loss)									(762,926)	82,243	(14,641)
MEMP [Member]
Costs and expenses:
Impairment of proved oil and natural gas properties									407,500		28,871
MEMP [Member] | Operating Segments [Member]
Revenues:
Oil & natural gas sales									490,249	341,197	255,608
Other revenues									3,856	2,419	2,815
Total revenues									494,105	343,616	258,423
Costs and expenses:
Lease operating									134,654	88,893	80,116
Pipeline operating									2,068	1,835	2,114
Exploration									790	1,130	2,463
Production and ad valorem taxes									31,601	17,784	16,048
Depreciation, depletion, and amortization									155,404	97,269	76,036
Impairment of proved oil and natural gas properties									407,540	54,362	10,532
General and administrative									45,619	43,495	30,342
Accretion of asset retirement obligations									5,618	4,853	4,377
(Gain) loss on commodity derivative instruments									(492,254)	(26,281)	(21,417)
(Gain) loss on sale of properties										(2,848)	(9,759)
Other, net									(12)	647	138
Total costs and expenses									291,028	281,139	190,990
Operating income (loss)									203,077	62,477	67,433
Other income (expense):
Interest expense, net									(83,550)	(41,901)	(20,436)
Amortization of investment premium											(194)
Other, net									(327)
Total other income (expense)									(83,877)	(41,901)	(20,630)
Income (loss) before income taxes									119,200	20,576	46,803
Income tax benefit (expense)									(1,121)	(308)	(285)
Net income (loss)									$ 118,079	$ 20,268	$ 46,518